Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Actuarial Present Value (Detail) (Schedule Of Defined Net Periodic Benefit Cost [Member])	12 Months Ended
	Dec. 31, 2012 Successor [Member] United States	Dec. 31, 2011 Successor [Member] United States	Dec. 31, 2012 Successor [Member] International	Dec. 31, 2011 Successor [Member] International	Dec. 31, 2010 Predecessor [Member] United States	Dec. 31, 2010 Predecessor [Member] International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	4.50%	3.50%	5.25%	5.00%	5.00%
Rate of compensation increases		3.50%	3.50%	3.50%	3.50%	3.50%